Description of Business and Organization - Schedule of Consolidated Financial Statements Reflect the Activities (Details)	12 Months Ended
Mar. 31, 2025
Renovation [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● Incorporated in Hong Kong SAR on September 2, 2008
Ownership	100.00%
Ridgeline [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● Incorporated in Hong Kong SAR on June 27, 2023 ● Acquired by RDGT in February 2025
Ownership	100.00%
Shouantang Technology [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● Established in the PRC on July 16, 2010 by Renovation with registered capital of $20 million ● Registered capital requirement reduced by the SAIC to $11 million in July 2012 and is fully paid ● Deemed a WFOE under PRC law ● Invests and finances the working capital of Quannuo Technology
Ownership	100.00%
Jiuxin Medicine [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● Established in PRC on December 31, 2003 ● Acquired by Renovation in January 2024 ● Registered capital of RMB 10 million fully paid ● Carries out pharmaceutical distribution services
Ownership	100.00%
Allright [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● Established in PRC on April 19, 2021 ● Acquired by RDGT in February 2025 ● Registered capital of RMB 10 million ● Carries out pharmaceutical distribution services
Ownership	100.00%
Jiutong Medical [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● Established in the PRC on December 20, 2011 by Renovation ● Registered capital of $2.6 million fully paid ● Currently has no operation
Ownership	100.00%
Shouantang Bio [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● Established in the PRC in October, 2014 by Shouantang Technology ● 100% held by Shouantang Technology ● Registered capital of RMB 1,000,000 fully paid ● Sells nutritional supplements under its own brand name
Ownership	100.00%
Jiuyi Technology [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● Established in the PRC on September 10, 2015 ● 100% held by Renovation ● Technical support to online pharmacy
Ownership	100.00%
Kahamadi Bio [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● Established in the PRC in May 2016 ● 49% held by Shouantang Bio ● Registered capital of RMB 10 million ● Develop brand name for nutritional supplements
Ownership	49.00%